Stockholders’ equity - Pricing model (Details)	Dec. 31, 2020
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0013
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	1 year
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.65
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0